Accrued Liabilities	12 Months Ended
Dec. 31, 2023
Accrued Liabilities
Accrued Liabilities

(8)Accrued Liabilities

Accrued liabilities consists of the following:

	December 31,
	2023	2022
Accrued liabilities - clinical trials	$3,115	$410
Accrued liabilities - other	$2,790	$2,495
Accrued incentives	3,736	2,896
Accrued vacation	327	329
Accrued payroll	557	247
Accrued taxes	$31	$—
	$10,556	$6,377